Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Schedule of other current assets
	As of December, 31
	2022	2021
	USD thousands

Government authorities	146	268
Prepaid expenses and other receivables	997	1,005
Total other current assets	1,143	1,273